Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) $ in Millions	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fixed-maturity securities available for sale:
Corporate debt securities	$ 17.7	$ 17.8
Total	17.7	17.8
Corporate debt securities
Fixed-maturity securities available for sale:
Corporate debt securities	17.7	17.8
Level 1
Fixed-maturity securities available for sale:
Total	0.0	0.0
Level 1 | Corporate debt securities
Fixed-maturity securities available for sale:
Corporate debt securities	0.0	0.0
Level 2
Fixed-maturity securities available for sale:
Total	0.0	0.0
Level 2 | Corporate debt securities
Fixed-maturity securities available for sale:
Corporate debt securities	0.0	0.0
Level 3
Fixed-maturity securities available for sale:
Total	$ 17.7	17.8
Level 3 | Discount Rate | Minimum
Fixed-maturity securities available for sale:
Discount rate	0.158
Level 3 | Discount Rate | Maximum
Fixed-maturity securities available for sale:
Discount rate	0.170
Level 3 | Discount Rate | Weighted Average
Fixed-maturity securities available for sale:
Discount rate	0.170
Level 3 | Corporate debt securities
Fixed-maturity securities available for sale:
Corporate debt securities	$ 17.7	$ 17.8